FORM 13F

Report for the Calendar Year or Quarter
Ended: December 31, 2009

This Amendment (Check only one.):
   is a restatement
x  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers Group, Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] January 29, 2010

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
58

Form 13F Information Table Value Total:
$440,793,623

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS GROUP, INC.
 FORM 13F
 December 31, 2009
                                                                  INVEST  VOTING
                                             MARKET               DISCR.   AUTH.
SECURITY                CLASS   CUSIP        VALUE       QTY      SOLE     NONE

COMMON STOCK

AIRBORNE INC.		COM	9269101  	  112,860	   42,750   x      42,750
AMERICAN NAT'L INS. CO	COM  	23645104  	  555,529	    4,626   x       4,626
AMERICAN TEL & TEL    	COM  	030177109 	1,088,009	   38,816   x      38,816
ASTORIA FIN'L         	COM  	46265104	  369,096	   29,694   x      29,694
AUDIOVOX CORP.        	COM  	50757103   13,100,200  	1,847,701   x   1,947,701
AMBAC FIN'L			COM	23139108	   83,000	  100,000	x	100,000
ASTEC INDUST		COM	46224101	2,559,300	   95,000	x	 95,000
BANK OF AMERICA		COM	60505104	  604,568	   40,812  	x      40,812
BRISTOL MYERS SQUIBB	COM  	110122108  44,173,533	1,749,447  	x   1,749,447
CFS BANCORP			COM 	12525D102	  369,711	  114,480  	x     114,480
CITIGROUP, INC		COM  	172967101   8,911,156	2,692,192  	x   2,692,192
CHEVRONTEXCO CORP.	COM  	166764100	2,499,711	   32,468	x      32,468
COMCAST CL. A		COM	20030N101	2,063,261	  122,376  	x     122,376
CTM MEDIA CL A		COM	22944D104	  446,672	  223,336	x	223,336
CTM MEDIA CL B		COM	22944D203	   20,993	   11,049	x	 11,049
DELMONTE FOODS		COM 	24522P103	  136,080	   12,000	x      12,000
DIME COMM.BANC		COM  	253922108	5,200,018	  443,687  	x     443,687
EXXON MOBIL CORP		COM  	30231G102	1,564,551	   22,944  	x      22,944
FIRST PLACE FIN'L		COM  	33610T109      50,708	   18,306  	x      18,306
FIRST NIAGARA FIN'L	COM	33582V108  12,505,182	  899,007	x     899,007
FLUSHING FINANCIAL CORP	COM  	343873105   7,815,915	  694,131 	x     694,131
GENERAL ELECTRIC		COM	369604103	  307,139	   20,300	x	 20,300
HOLOGIC              	COM 	436440101  17,566,388	1,211,475 	x   1,211,475
IBM                    	COM  	459200101   2,449,794      18,715 	x      18,715
IDT CORP.              	COM  	448947101   2,513,427	  661,428  	x     661,428
IDT CORP. CL. B		COM  	448847309	  203,803      42,021	x      42,021
KANSAS CITY SOUTHERN   	COM  	485170302	  374,346      11,245 	x      11,245
KEYCORP NEW			COM	493267108	  153,075	   27,581	x	 27,581
LANDMARK SVGS. BK.     	COM  	514928100	1,543,483	  102,421   x     102,421
MARSHALL & ISLEY		COM	571834100	   63,732	   11,694	x      11,694
MERCK & CO.			COM  	589331107  55,220,575	1,511,236  	x   1,511,236
MERITOR SVGS BK PA     	COM  	590007100	   58,208	   21,400  	x      21,400
MEDQUIST			COM	584949101   5,938,258	  887,632	x     887,632
MEDCO HEALTH SOL.		COM	58405U102	1,333,035	   20.858  	x      20,858
MONSANTO 			COM	66166W101	  957,133	   11,708	x      11,708
MOTOROLA               	COM  	620076109	   93,120	   12,000  	x      12,000
MBIA INC.			COM	55262C100	9,393,680	2,360,221	x   2,360,221
NAM TAI ELEC.		COM  	629865205	9,758,610	1,865,891  	x   1,865,891
NEW YORK COMMUNITY BANC	COM  	649445103  58,770,839	4,050,367	x   4,050,367
NEW YORK MAGIC         	COM  	629484106     228,793	   13,791  	x      13,791
NEWMARKET GROUP		COM	651587107     763,450	    6,652	x       6,652
NOVARTIS ADR           	COM  	66987V109	9,043,218	  166,144  	x     166,144
NY TIMES CL A.		COM	650111107  12,419,946	1,004,850	x   1,004,850
OLD REPUBLIC           	COM  	680223104  23,876,428  	2,378,130  	x   2,378,130
PHI INC. NON-VOTE      	COM  	716604202	  718,911      34,730  	x      34,730
PFIZER INC.            	COM  	717081103  43,713,626	2,403,168  	x   2,403,168
PROVIDENT BANCORP      	COM  	74383A109   8,232,233	  975,383  	x     975,383
PATTERSON ENERGY		COM	703481101	  291,650	   19,000	x	 19,000
QUESTAR CORP.          	COM  	748356102     746,182	   17,950  	x      17,950
SEABOARD CORP.         	COM  	811543107  21,716,202      16,098  	x      16,098
SLM CORP.			COM	78443P106  13,879,941	1,231,583  	x   1,231,583
SYMS CORP              	COM  	871551107	3,161,513     437,277  	x     437,277
TCF FIN'L              	COM  	872275102	  331,838      24,364  	x      24,364
THREE COM			COM  	885535104  24,048,960  	3,206,528  	x   3,206,528
TRAVELERS			COM	89417E109   4,083,160	   81,892	x      81,892
USEC INC.              	COM  	90333E108	   38,904	   10,105  	x      10,105
USG INC.			COM	903293405	2,486,850	  177,000	x	177,000
VOLVO                  	COM  	928856400	   86,060  	   10,000  	x      10,000

TOTALS                                  440,793,623  34,297,660  	   34,297,660